CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Sep. 30, 2018	Dec. 31, 2017
Statement Of Financial Position [Abstract]
Common stock, par value	₪ 0.07	₪ 0.07
Common stock, shares authorized	30,000,000	30,000,000
Treasury shares	43,000	43,000
Common stock, shares issued	10,761,000	10,699,000
Common stock, shares outstanding	10,718,000	10,656,000